Note 22 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2013	2014	2015

Net income (loss) attributable to China Finance Online Co. Limited	$(8,573,128)	$(7,167,849)	$22,482,416

Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	109,019,513	109,385,712	110,997,871

Plus: Incremental shares from assumed conversions of stock options and nonvested shares	-	-	14,131,892

Weighted average ordinary shares outstanding used in computing diluted net income (loss) per share	109,019,513	109,385,712	125,129,763

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$(0.08)	$(0.07)	$0.20
- diluted	$(0.08)	$(0.07)	$0.18